Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure of Leases [Line Items]
Right-of-use assets	$ 3,374	$ 4,656		$ 4,049			$ 4,556
Lease liabilities	4,620	5,776		4,104		$ 4,623
Lease liabilities	3,373	4,762	[1]	3,204	[1]	3,208
Current lease liabilities	1,247	1,014	[1]	900	[1]	$ 1,415
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16						14.20%
Rental charges	$ 1,411	$ 660		$ 810
IFRS 16
Disclosure of Leases [Line Items]
Right-of-use assets						$ 3,374

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2